PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Related Party transactions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amount due from related parties current
Amount due from related parties current	¥ 167,967	$ 26,358	¥ 75,519
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	8,772	1,377	51,007
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	9,844,114	1,544,756	9,320,580
Amounts due to subsidiaries
Amount due to subsidiaries current	806,788	126,602	38,863
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	7,195,150	1,129,076	7,043,586
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amount due from subsidiaries current
Amount due from subsidiaries current			62,780
Amounts due to subsidiaries
Amount due to subsidiaries current	212,778	33,390
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	55,679	8,737	56,265
Parent Company | VNET Future Technology Limited
Amount due from subsidiaries current
Amount due from subsidiaries current	306,034	48,023
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	2,286,602	358,818	2,157,285
Parent Company | DYX
Amounts due to subsidiaries
Amount due to subsidiaries current	462,551	72,584	9
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	649	102	664
Amounts due to subsidiaries
Amount due to subsidiaries current	55,006	8,631	3,071
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amounts due to subsidiaries
Amount due to subsidiaries current	¥ 76,453	$ 11,997	¥ 35,783